Document and Entity Information	Dec. 06, 2023
Cover [Abstract]
Entity Registrant Name	TEGNA INC
Amendment Flag	false
Entity Central Index Key	0000039899
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	Dec. 06, 2023
Entity Incorporation State Country Code	DE
Entity File Number	1-6961
Entity Tax Identification Number	16-0442930
Entity Address, Address Line One	8350 Broad Street
Entity Address, Address Line Two	Suite 2000
Entity Address, City or Town	Tysons
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	22102-5151
City Area Code	(703)
Local Phone Number	873-6600
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock
Trading Symbol	TGNA
Security Exchange Name	NYSE
Entity Emerging Growth Company	false